SHARE-BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
SHARE-BASED COMPENSATION AND BENEFIT PLANS

8. SHARE-BASED COMPENSATION AND BENEFIT PLANS

Share-Based Compensation Plans

We have two share-based compensation plans for employees. The 2014 Incentive Compensation Plan (the “2014 Plan”) provides for the award of a broad variety of share-based compensation alternatives such as non-vested restricted stock, non-qualified stock options, incentive stock options, performance awards, dividend equivalents, deferred stock and stock appreciation rights at no less than 100% of the market price on the date the award is granted. To date, awards under the 2014 Plan consist of non-qualified stock options and non-vested restricted stock.

Under the 2014 Plan, the number of shares of Common and Class B common stock available for issuance is (i) 2,000,000, plus (ii) 45,421 shares of Common stock or Class B common stock that remained available for grant in connection with awards under the Watsco, Inc. Amended and Restated 2001 Incentive Compensation Plan (the “2001 Plan”) on the date on which our shareholders approved the 2014 Plan plus (iii) shares underlying currently outstanding awards issued under the 2001 Plan, which shares become reissuable under the 2014 Plan to the extent that such underlying shares are not issued due to their forfeiture, expiration, termination or otherwise. A total of 212,450 shares of Common stock, net of cancellations, and 150,979 shares of Class B common stock, had been awarded under the 2014 Plan as of December 31, 2015. As of December 31, 2015, 1,681,992 shares of common stock were reserved for future grants under the 2014 Plan. Options under the 2014 Plan vest over two to four years of service and have contractual terms of five years. Awards of non-vested restricted stock, which are granted at no cost to the employee, vest upon attainment of a certain age, generally toward the end of an employee’s career. Vesting may be accelerated in certain circumstances prior to the original vesting date.

The 2001 Plan expired during 2014; therefore, no additional options may be granted. There were 97,500 options to exercise common stock outstanding under the 2001 Plan at December 31, 2015. Options under the 2001 Plan vest over two to four years of service and have contractual terms of five years.

The following is a summary of stock option activity under the 2014 Plan and the 2001 Plan as of and for the year ended December 31, 2015:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2014	241,450	$73.62
Granted	153,250	123.59
Exercised	(114,616)	65.65
Forfeited	(22,750)	118.50

Options outstanding at December 31, 2015	257,334	$102.96	3.36	$4,494

Options exercisable at December 31, 2015	33,834	$73.89	1.53	$1,491

The following is a summary of non-vested restricted stock activity as of and for the year ended December 31, 2015:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested restricted stock outstanding at December 31, 2014	2,643,717	$45.21
Granted	200,479	114.55
Vested	(20,000)	49.36
Forfeited	(5,000)	110.36

Non-vested restricted stock outstanding at December 31, 2015	2,819,196	$49.99

The weighted-average grant date fair value of non-vested restricted stock granted during 2015, 2014 and 2013 was $114.55, $96.84 and $80.21, respectively. The fair value of non-vested restricted stock that vested during 2015 and 2014 was $2,468 and $5,789, respectively. The tax benefits realized from non-vested restricted stock that vested during 2015 and 2014 totaled $911 and $2,142, respectively. No non-vested restricted stock vested during 2013.

During 2015, 7,206 shares of Common stock with an aggregate fair market value of $889 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. During 2014, 21,028 shares of Common stock with an aggregate fair market value of $2,125 were withheld as payment in lieu of cash to satisfy tax withholding obligations in connection with the vesting of restricted stock. These shares were retired upon delivery.

Share-Based Compensation Fair Value Assumptions

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing valuation model based on the weighted-average assumptions noted in the table below. The fair value of each stock option award, which is subject to graded vesting, is expensed, net of estimated forfeitures, on a straight-line basis over the requisite service period for each separately vesting portion of the stock option. We use historical data to estimate stock option forfeitures. The expected term of stock option awards granted represents the period of time that stock option awards granted are expected to be outstanding and was calculated using the simplified method for plain vanilla options, which we believe provides a reasonable estimate of expected life based on our historical data. The risk-free rate for periods within the contractual life of the stock option award is based on the yield curve of a zero-coupon United States Treasury bond on the date the stock option award is granted with a maturity equal to the expected term of the stock option award. Expected volatility is based on historical volatility of our stock.

The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2015	2014	2013
Expected term in years	4.25	4.25	4.25
Risk-free interest rate	1.25%	1.35%	0.82%
Expected volatility	20.96%	22.07%	24.56%
Expected dividend yield	2.29%	1.69%	2.20%
Grant date fair value	$17.17	$15.75	$13.33

Exercise of Stock Options

The total intrinsic value of stock options exercised during 2015, 2014 and 2013 was $7,525, $3,746 and $2,753, respectively. Cash received from the exercise of stock options during 2015, 2014 and 2013 was $4,850, $3,324 and $1,554, respectively. During 2015, 2014 and 2013, 26,006 shares of Class B common stock with an aggregate fair market value of $3,251, 5,454 shares of Common stock with an aggregate fair market value of $490 and 4,749 shares of Common stock with an aggregate fair market value of $450, respectively, were withheld as payment in lieu of cash for stock option exercises and related tax withholdings. During 2013, 13,227 shares of common stock with an aggregate fair market value of $1,227 were delivered as payment in lieu of cash for stock option exercises and related tax withholdings. These shares were retired upon delivery. In connection with stock option exercises, the tax benefits realized from share-based compensation plans totaled $2,469, $936 and $1,557, for the years ended December 31, 2015, 2014 and 2013, respectively.

Share-Based Compensation Expense

The following table provides information on share-based compensation expense:

Years Ended December 31,	2015	2014	2013
Stock options	$952	$801	$884
Non-vested restricted stock	11,644	10,672	9,083

Share-based compensation expense	$12,596	$11,473	$9,967

At December 31, 2015, there was $1,816 of unrecognized pre-tax compensation expense related to stock options granted under the 2014 Plan and 2001 Plan, which is expected to be recognized over a weighted-average period of approximately 1.8 years. The total fair value of stock options that vested during 2015, 2014 and 2013 was $856, $1,145 and $822, respectively.

At December 31, 2015, there was $83,762 of unrecognized pre-tax compensation expense related to non-vested restricted stock, which is expected to be recognized over a weighted-average period of approximately 11.3 years, of which, approximately $56,000 is related to awards granted to our Chief Executive Officer (“CEO”), which vest in approximately 11 years upon his attainment of age 86. In the event that vesting is accelerated for any circumstance, as defined in the related agreements, the remaining unrecognized share-based compensation expense would be immediately recognized as a charge to earnings with a corresponding tax benefit. At December 31, 2015, we were obligated to issue 58,893 shares of non-vested restricted stock in connection with our CEO’s 2015 performance based incentive compensation.

Employee Stock Purchase Plan

The Watsco, Inc. Fourth Amended and Restated 1996 Qualified Employee Stock Purchase Plan (the “ESPP”) provides for up to 1,500,000 shares of Common stock to be available for purchase by our full-time employees with at least 90 days of service. The plan allows participating employees to purchase shares of Common stock with a discount of 5% of the fair market value at specified times. During 2015, 2014 and 2013, employees purchased 6,463, 6,995 and 5,844 shares of Common stock at an average price of $112.53, $90.89 and $79.46 per share, respectively. Cash dividends received by the ESPP were reinvested in Common stock and resulted in the issuance of 3,183, 2,953 and 1,899 additional shares during 2015, 2014 and 2013, respectively. We received net proceeds of $1,107, $921 and $631, respectively, during 2015, 2014 and 2013, for shares of our Common stock issued under the ESPP. At December 31, 2015, 505,558 shares remained available for purchase under the ESPP.

401(k) Plan

We have a profit sharing retirement plan for our employees that is qualified under Section 401(k) of the Internal Revenue Code. Annual matching contributions are made based on a percentage of eligible employee compensation deferrals. The contribution has historically been made with the issuance of Common stock to the plan on behalf of our employees. For the years ended December 31, 2015, 2014 and 2013, we issued 18,343, 18,309 and 22,551 shares of Common stock, respectively, to the plan, representing the Common stock discretionary matching contribution of $1,963, $1,759 and $1,689, respectively.